Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
Central Index Key	dei_EntityCentralIndexKey	0000814236
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2011
DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND (Prospectus Summary) | DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND | DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNYXX
DREYFUS NEW YORK TAX EXEMPT BOND FUND INC /NEW/ (Prospectus Summary) | DREYFUS NEW YORK TAX EXEMPT BOND FUND INC /NEW/ | DREYFUS NEW YORK TAX EXEMPT BOND FUND INC /NEW/
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRNYX